Restricted Cash, Deposits and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Cash, Deposits and Marketable Securities [Abstract]
Schedule of Restricted Cash
	December 31
	2023	2022
	€ in thousands
Marketable securities	-	2,836

Short-term deposits	997	-

Short-term restricted cash(1)	810	900

Restricted cash and bank deposits, long-term(1)	17,386	20,192
(1)	Deposits used to secure obligations under agreements (see Notes 6 and 21E(3)) and loan agreements (see Note 11).